SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |_|
                        Pre-Effective Amendment No.                         |_|

                         Post Effective Amendment No. 35                    |X|

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|

                                 Amendment No. 36                           |X|

                        (Check appropriate box or boxes)
                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011

               Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                                    Copy to:

                              Julie Allecta, Esq.
                       Heller, Ehrman, White & McAuliffe
                                333 Bush Street
                            San Francisco, CA 94104
                            ------------------------

|X| Immediately upon filing pursuant to paragraph (b)

|_| On             pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| On             pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2)

|_| On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest, no par value. The most current notice required by Rule 24f-2 was filed on February 28, 1997.

                    CROSS REFERENCE SHEET
                 (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table


Item 3.  Financial Highlights.................      Financial
                                                    Highlights

Item 4.  General Description of Registrant....      Objective and
                                                    Investment
                                                    Approach of the
                                                    Fund


Item 5.  Management of the Fund...............      Management
                                                    of the Fund

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Fund;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

Item 9.  Pending Legal Proceedings . . . . . . .    N/A


Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust;
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies;
                                                    Investment
                                                    Restrictions


Item 14. Management of the Fund...................  Trustees and
                                                    Executive Officers

Item 15. Control Persons and Principal Holders
         of Securities............................  General Information

Item 16. Investment Advisory and Other Services.... The Fund's Investment
                                                    Advisor; the Fund's
                                                    Administrator; General
                                                    Information


Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information

Item 20. Tax Status..............................   Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND

     MATRIX GROWTH FUND (the "Growth Fund") is a no-load mutual fund with the investment objective of long-term growth of capital, with a secondary objective of conserving principal. The Growth Fund invests in common stocks which the Adviser believes present opportunity for above average growth of capital.

     MATRIX EMERGING GROWTH FUND (the "Emerging Growth Fund") is a no-load mutual fund with the investment objective of seeking long-term capital appreciation. The Emerging Growth Fund invests primarily in the common stocks of companies with long term growth potential, particularly smaller companies considered to be in the developing or emerging growth phase.

     Sena Weller Rohs Williams, Inc. (the "Adviser"), serves as investment adviser to both of the Funds.

     For information concerning the Funds call: Fund shares may be purchased from:

     Sena Weller Rohs Williams, Inc.         Matrix Growth Fund
     300 Main Street                         Matrix Emerging Growth Fund
     Cincinnati, OH 45202                    American Data Services
     (513) 621-2875 or                       24 West Carver Street
     (800) 877-3344                          Huntington, NY 11743
                                             (800) 385-7003


     This Prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. The Funds are series of Professionally Managed Portfolios. A Statement of Additional Information dated May 1, 1997, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon written request to the Funds at the address or telephone number given above.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                          Prospectus dated May 1, 1997

                               TABLE OF CONTENTS

Expense Table                                          3
Financial Highlights                                   4
Objective and Investment Approach of the Funds         5
Other Investment Policies of the Funds                 7
Management of the Funds                                8
Distribution Plan                                      9
How To Invest in the Funds                             10
How To Redeem an Investment in the Funds               11
Services Available to the Fund's Shareholders          12
How the Funds' Per Share Value Is Determined           13
Dividends, Distributions and Taxes                     14
General Information                                    14





EXPENSE TABLE

     Expenses are one of several factors to consider when investing in a Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in a Fund. Actual expenses may be more or less than those shown.

     Shareholder Transaction Expenses (for each of the Funds)

     Maximum Sales Load Imposed on Purchases                     None
     Maximum Sales Load Imposed on Reinvested Dividends          None
     Deferred Sales Load                                         None
     Redemption Fees                                             None
     Exchange Fee                                                None
     12b-1 Fee                                                   0.25%

     Annual Fund Operating  Expenses (for each Fund) (As a percentage of average net assets)
                                                                      Emerging
                                                            Growth    Growth
                                                            Fund      Fund

     Investment Advisory Fee                                0.90%     0.90%

     12b-1 Distribution Fee                                 0.25%     0.25%

     Other expenses (after reimbursement)                   0.60%*    0.85%*

     Total Fund Operating Expenses (after reimbursement)    1.75%*    2.00%*


     *The Adviser has undertaken to limit the operating expenses for the Growth Fund to no more than 1.75% of average net assets annually through December 31, 1997 and for the Emerging Growth Fund to no more than 2.00% of average net assets annually. During the fiscal year ended December 31, 1996, operating expenses before the Adviser's limitation amounted to 1.99% for the Growth Fund and 3.13% for the Emerging Growth Fund.


     Example

     This table illustrates the net transaction and operating expenses that would be incurred by an investment in either of the Funds over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

                         One year       Three years    Five years     Ten years

Growth Fund              $18            $55            $ 95           $206

Emerging Growth Fund     $20            $63            $108           $233

     The example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Funds' actual return may be higher or lower. See "Management of the Funds."


     The MATRIX GROWTH FUND (the "Growth Fund") and MATRIX EMERGING GROWTH FUND (The "Emerging Growth Fund") are diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares may be purchased and redeemed without a sales or redemption charge at their net asset value. The minimum initial investment is $1,000 with subsequent investments of $100 or more ($500 and $100, respectively, for retirement plans). The Funds have adopted a plan of distribution under which each Fund will pay the Adviser as Distribution Coordinator a fee at an annual rate of up to 0.25% of the Funds' net assets. A long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. A Fund's shares may be redeemed without a charge at net asset value per share.


                              Financial Highlights
                For a share outstanding throughout each period.


     The following information for the year ended December 31, 1996 has been audited by Joseph DeCosimo & Company, independent accountants, whose unqualified report covering that period is incorporated by reference herein and appears in the Funds' annual report to shareholders. The information for periods ended prior to December 31, 1995, was audited by other independent public accountants. This information should be read in conjunction with the financial statements and accompanying notes which appear in the Statement of Additional Information. Further information about the Fund's performance is contained in their annual report to shareholders, which may be obtained without charge by writing or calling the address or telephone of the Adviser on the cover page of this Prospectus.

Matrix Growth Fund  Year Ended December 31,

                                    1996      1995      1994      1993      1992      1991      1990      1989      1988      1987

Net asset value, beginning
                of year             $14.96    $13.45    $14.51    $14.05    $14.01    $11.03    $11.76    $9.67     $9.96     $10.00
Net investment (loss) income        (.01)     .10       .05       .06       .09       .15       .18       .33       .08       .03
Net realized and unrealized gain
(loss)on investments                2.69      3.06      (.75)     1.25      .60       3.62      (.71)     3.16      (.28)     .05
     Total from investment
             operations             2.68      3.16      (.70)     1.31      .69       3.77      (.53)     3.49      (.20)     .08
Dividends from net investment
                     income         -0-       (.10)     (.05)     (.06)     (.09)     (.14)     (.20)     (.29)     (.08)     (.11)
Distributions from net capital
                     gains          (2.55)    (1.55)    (.31)     (.79)     (.56)     (.65)     .00       (1.11)    -0-       -0-
Returns of capital                  -0-       -0-       -0-       -0-       -0-       -0-       -0-       -0-       (.01)     (.01)
     Total distributions            (2.55)    (1.65)    (.36)     (.85)     (.65)     .79       .20       (1.40)    (.09)     (.12)
Net asset value, end of year        $15.09    $14.96    $13.45    $14.51    $14.05    $14.01    $11.03    $11.76    $9.67     $ 9.96

Total return                        17.93%    23.52%    (4.82)%   9.32%     4.92%     34.21%    (4.50)%   36.27%    (2.00)%   .70%

Ratios/supplemental data:
Net assets, end of year
               (millions)           $12.10    $12.30    $15.50    $19.06    $18.95    $17.44    $11.41    $9.12     $3.59     $4.35
Ratio of expenses to
           average net assets:*     1.75%     1.76%     1.84%     1.67%     1.50%     1.50%     1.50%     1.50%     1.49%     1.49%
Ratio of net investment
 (loss) income to
average net assets:                 (0.08)%   0.47%     0.29%     0.40%     0.69%     1.17%     1.59%     2.99%     0.78%     0.27%

Portfolio turnover rate             0%        27%       25%       30%       51%       70%       79%       130%      132%      157%

Average commission rate
               paid per share+      $.0665    -         -         -         -         -         -         -         -         -


*The ratios of expenses to average net assets would have increased and net income to average net assets would have decreased by 0.24%, 0.01%, 0.18%, 0.25%, 0.39%, 1.01%, 2.37%, and 1.72% in 1996, 1995, 1992, 1991, 1990, 1989, 1988, and
1987 had the Adviser not waived expenses.

+For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


Matrix Emerging Growth Fund

                                                       Year                Year April 4, 1995*
                                                       ended               through
                                                       December 31, 1996   December 31,1995

Net asset  value,  beginning  of period                $12.98              $10.00
Income from  investment
operations:
     Net investment loss                               (.18)               (.03)
     Net realized and unrealized gain on investments   1.54                3.01
Total from investment operations                       1.36                2.98
Less distributions:
     From net capital gains                            (.10)               -0-
Net asset value, end of period                         $14.24              $12.98
Total return                                           10.47%              42.09%+
Ratios/supplemental data:
Net assets, end of period (millions)                   $ 5.7               $ 4.3
Ratio of expenses to average net assets:
     Before expense reimbursement                      3.13%               3.43%+
     After expense reimbursement                       2.00%               2.00%+
Ratio of net investment loss to average net assets:
     Before expense reimbursement                      (2.53)%             (1.87)%+
     After expense reimbursement                       (1.40)%             (0.43)%+
Portfolio turnover rate                                29.54%              9.95%
Average commission rate paid per share++                $.0992             -


*Commencement of operations.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


OBJECTIVE AND INVESTMENT APPROACH OF THE FUNDS

     The Growth Fund

     The Growth Fund's primary investment objective is long-term growth of capital with a secondary objective of conserving principal. Because of the risks inherent in investing in marketable securities, however, there is no assurance that these objectives will be achieved.

     The Fund attempts to achieve its investment objective primarily by investing in common stocks of companies which the Adviser believes will have rising earnings and stable or rising share prices. Earnings growth is evaluated relative to the earnings history of the company, and price trends are also viewed relative to the long-term price behavior of the company's shares. The Fund maintains a diversified portfolio without excessive representation in any single industry group. The policy of the Fund is to maintain substantially all Fund assets in common stocks.
     The Adviser may at times purchase index put options in the Fund's portfolio, principally to protect against declines in the market value of the common stocks held in the Fund's portfolio or to attempt to retain unrealized gains in the value of the securities held. The Fund will limit its purchases of put options so that no more than 5% of the Fund's net assets are invested in premiums on the purchase of put options.

     Risk Factors. Opportunities to realize net gains vary from time to time because of general market conditions, economic conditions, the Adviser's ability to select appropriate investments and other factors. The purchase of put options involves a risk of loss of all or part of the premium paid. If the price of the underlying index does not decrease by a sufficient amount, the Fund will experience a loss equal to the deficiency if it exercises the option, and a loss of the entire premium if it does not exercise the option. Under unusual market conditions, such as an interruption in trading in an index or certain stocks in the index, the Adviser may be unable to hedge the Fund's portfolio effectively. Restrictions imposed by regulatory agencies also may adversely affect the hedging strategy. Accordingly, the Fund's total return will fluctuate, and there can be no assurance that the Fund's investment objective will be realized.

     The Emerging Growth Fund

     The Investment objective of the Emerging Growth Fund is to seek long-term capital appreciation. Current income will not be a consideration. However, the Fund may at times make investments in short-term income producing securities.

     Fund assets will primarily be invested in the common stocks of companies with long-term growth potential, particularly smaller companies considered to be in the emerging or developing growth phase. Investments will be directed toward companies deemed capable of increasing earnings over an extended period of time at an above average rate and which are in a sound financial position. In seeking companies whose common stock will meet the Fund's investment objective, the Adviser's analysis will be based on fundamental analysis of a company, its industry or industries and appropriate macro-economic factors.

     The Fund's investment portfolio will emphasize companies that operate in various fields of science or technology, and other companies that have developed innovative products or services that in the opinion of the Adviser have significant earnings growth potential. Areas of particular interest would include, but not be limited to, electronics, computers and services, communications equipment and services, other productivity enhancing equipment, and health care. In addition, investments may be made in such general areas as aerospace, energy, natural resources, entertainment and other business and consumer services believed to have growth potential. The list of industries and companies given above is for illustration purposes, and the Fund's investment portfolio is not limited to such industries or companies.

     Risk Factors. Shares of the Emerging Growth Fund do not represent a complete investment program. They are designed for investors who understand and are willing to accept the risks involved in seeking capital appreciation in smaller, less established companies. There can be no assurance that the Emerging Growth Fund's investment objective will be achieved, and achievement of the objective will be particularly difficult during periods when the prices of securities are generally declining.

     Smaller and Newer Companies. Many of the companies held by the Emerging Growth Fund may be smaller and younger than companies whose shares are traded on the major stock exchanges, and the Fund may invest in new public offerings. Accordingly, shares of these companies, which typically trade over the counter, may be more volatile than those of larger exchange-listed companies. New or improved products or methods of development may have a substantial impact on the earnings and revenues of such companies, and any such positive and negative developments could have a corresponding positive or negative effect on the value of their shares. For these reasons, when the Fund holds a substantial position in these types of companies, the net asset value of the Fund may be more volatile. The Fund may not be appropriate for short-term investors.

OTHER INVESTMENT POLICIES OF THE FUNDS

     Cash Investments and Repurchase Agreements. Cash which is held by the Funds for the purpose of paying expenses and effecting share redemptions, or when the Adviser determines that temporary reduction or liquidation of stock holdings is appropriate, is invested in securities of the U.S. Government or government agencies, bankers' acceptances, commercial paper, certificates of deposit of U.S. branches of domestic banks or repurchase agreements. For temporary defensive purposes, a Fund may hold up to 100% of its assets in such instruments.

     A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Adviser monitors the creditworthiness of the banks and securities dealers with which each Fund engages in repurchase transactions.

     Illiquid and Restricted Securities. A Fund may not invest more than 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market, (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"), and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between a Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Restricted securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933 and which the Trustees have determined to be liquid based on the applicable trading markets.

     Portfolio Turnover. The Adviser believes that the Funds' goals of capital appreciation can best be achieved by investments in carefully selected companies with investments most often planned to be long-term in nature. Investment positions will be monitored continuously, however, and the determination to sell will be made whenever the Adviser deems the security held to have become incompatible with a Fund's objective, or if the stock appears excessively valued.

     It is not generally the policy of the Funds to invest for short term trading purposes. Nonetheless, it is difficult to predict what the portfolio turnover rate will be, and the Adviser may make portfolio changes without regard to the holding period. The Adviser expects that the annual rate of portfolio turnover will generally not exceed 100% for both the Growth Fund and 50% for the Emerging Growth Fund.

     Each Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like each Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUNDS

     The Board of Trustees of the Trust establishes the Funds' policies and supervises and reviews the management of the Funds. The Adviser, whose offices are at 300 Main Street, Cincinnati, Ohio 45202, is a registered investment adviser under the Investment Advisers Act of 1940, and has provided investment supervisory services to its clients since 1968. The Adviser is controlled by Mr. William O. DeWitt Jr., and Mr. Mercer Reynolds. The Adviser currently manages approximately $850 million for investment companies, individuals, retirement benefit plans, trusts, charitable organizations and corporations. Peter H. Williams and David P. Osborn are responsible for management of the Growth Fund portfolio. Mr. Williams, Senior Vice President of the Adviser, has managed the Growth Fund's portfolio since December, 1988. Mr. Osborn joined the Adviser in March, 1992 and is Vice President. He has managed the Growth Fund's portfolio since November, 1993. From August, 1988 to March, 1992, he was employed by the investment management and trust division of PNC Bank. Fred W. Weller and Michael
A. Coombe are responsible for management of the Emerging Growth Fund portfolio. Mr. Weller is Senior Vice President of the Adviser, with which he has been associated since 1968. He has managed the Adviser's Emerging Growth limited partnerships since 1981. Mr. Coombe, Vice President, joined the Adviser in 1994. He was previously associated with the investment management firm of Gradison & Company.

     The Adviser provides the Funds with advice on buying and selling securities, manages the investments of the Funds, furnishes the Funds with office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation, each Fund pays the Adviser a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.9% of the first $50 million of the Fund's average daily net assets, 0.7% of the Fund's average daily net assets in excess of $50 million and up to $100 million and 0.6% of the Fund's average daily net assets in excess of $100 million.

     Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, prepares reports and materials to be supplied to the trustees, monitors the activities of the Funds' custodian, transfer agent and accountants, and coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a fee from each Fund at the following annual rate:

     Average net assets of each Fund         Fee or fee rate
     Under $15  million                      $30,000
     $15 to $50 million                      0.20% of average net assets
     $50 to $100 million                     0.15% of average  net assets
     $100 to $150  million                   0.10% of average net assets
     Over $150 million                       0.05% of average net assets

     The Funds are responsible for their own operating expenses. The Adviser has voluntarily undertaken to limit the Growth Fund's operating expenses to 1.75% and the Emerging Growth Fund's operating expenses to 2.00% of each Fund's average net assets annually. This undertaking may be modified or withdrawn by the Adviser upon notice to a Fund's shareholders. The Adviser also may reimburse additional amounts to the Funds at any time in order to reduce their expenses, or to the extent required by applicable law. Any reductions made by the Adviser in its fees or payments or reimbursements of expenses which are a Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable law. With respect to the Growth Fund, the Adviser may recapture any fee waiver or expense absorption only if that Fund could make such repayment and still stay within the total operating expense limit, if any, then established for it. For purposes of this recapture provision with respect to the Growth Fund, the Adviser has agreed that the expense limit will remain at 1.75% or lower through December 31, 1999. A request for such reimbursement must be reviewed and approved by the Board of Trustees.

     The Adviser considers a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided a Fund receives prompt execution at competitive prices, the Adviser may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

DISTRIBUTION PLAN

     The Funds have adopted a distribution plan pursuant to Rule 12b-1. The Plan provides that each Fund may pay distribution and related expenses of up to an annual rate of 0.25% of the Fund's average net assets to the Adviser as distribution coordinator. Expenses permitted to be paid by each Fund under its Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisers or other third parties for their assistance with respect to the distribution of the Fund's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; and such other expenses as may be approved from time to time by the Board of Trustees.

     The Rule 12b-1 Distribution Plan allows excess distribution expenses to be carried forward by the Adviser, as distribution coordinator, and resubmitted for payment by a Fund in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

HOW TO INVEST IN THE FUNDS

     The minimum initial investment in a Fund is $1,000. Subsequent investments must be at least $100. Initial and subsequent minimum investments for retirement plans are $500 and $100, respectively. Reynolds, DeWitt Securities Company, a division of the Adviser, (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans.

     Shares of the Funds are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by a Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price.

     Investors may purchase shares of the Funds by check or wire:

     By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Matrix Growth Fund," or "Matrix Emerging Growth Fund," should be mailed to Matrix Growth Fund or Matrix Emerging Growth Fund, P.O. Box 856, Cincinnati, OH 45264-0856.

     For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and together with a check payable to "Matrix Growth Fund," or "Matrix Emerging Growth Fund," mailed to the Funds in the envelope provided at the address indicated above. The investor's account number should be written on the check. All investments sent by overnight or other courier services should be sent to Matrix Growth Fund or Matrix Emerging Growth Fund, c/o Star Bank, N.A., 425 Walnut Street, Mutual Fund Custody Department M.L. 6118, Cincinnati, OH 45202.

     By Wire: Before wiring funds, an investor should call the Fund's Transfer Agent at (800) 385-7003 to advise that an investment will be made by wire and to receive an account number. The Transfer Agent will request the investor's name and the dollar amount to be invested and provide an order confirmation number. The investor should then complete the Fund's Account Application (included with this Prospectus), including the date and the order confirmation number on the application. The completed Account Application should be mailed to the address shown at the top of the Account Application. The investor's bank should transmit immediately available funds by wire for purchase of shares, in the investor's name to the Funds' Custodian, as follows:

Star Bank, N.A. Cinti/Trust
ABA #0420-001-3
Attn: Matrix Growth Fund           OR   Matrix Emerging Growth Fund
DDA #483897989                           DDA #483897997
Account name (shareholder name)
Shareholder account number

     For subsequent investments, the investor's bank should wire funds as indicated above. Investors should be sure to notify the Fund's Transfer Agent before each wire purchase. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

     General. Investors will not be permitted to redeem any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Funds and the Distributor reserve the right to reject any purchase order in whole or in part.

     If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day.

     Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Funds are not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Funds and the Funds' Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUNDS

     A shareholder has the right to have a Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

     Direct Redemption. A written request for redemption must be received by the Funds' Transfer Agent in order to constitute a valid tender for redemption. Written redemption requests should be sent to Matrix Growth Fund or Matrix Emerging Growth Fund, American Data Services, 24 West Carver Street, Huntington, NY 11743. To protect the Funds and their shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of a Fund's Account Application may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (800) 385-7003 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

     By establishing telephone redemption privileges, a shareholder authorizes the Funds and their Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the Authorization. The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. Neither the Funds nor the Transfer Agent will be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request, including any fraudulent or unauthorized requests, that are reasonably believed to be genuine, provided that such procedures are followed. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption privileges after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption during periods of abnormal market activity.

     General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, a Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

     Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If a Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $1,000 before the Fund takes any action.

SERVICES AVAILABLE TO THE FUNDS' SHAREHOLDERS

     Retirement Plans. The minimum initial investment for retirement plans is $500 and $100 for subsequent investments. The Funds offer a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.

     Exchange Privilege. Shareholders may exchange shares between the Growth Fund and Emerging Growth Fund by mailing or delivering written instructions to the Transfer Agent. Please specify the name of the applicable Fund, the number of shares or dollar amount to be exchanged, and your name and account number. You may also exchange shares by telephoning the Transfer Agent at (800) 385-7003 between the hours of 9:00AM and 4:00PM (Eastern time) on a day when the NYSE is open for normal trading. Telephone exchanges are subject to the identification procedures noted with respect to telephone redemptions above.

     Shareholders also are permitted to exchange their shares for shares of the Star Treasury Fund which is managed by Star Bank, the Funds' custodian. Any exchange is conditioned upon the shares of the Star Treasury Fund being qualified for sale in an investor's state of residence. Prior to making such an exchange, investors must obtain and carefully read the current prospectus for the Star Treasury Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the Star Treasury Fund.

     Automatic Investment Check Plan. For the convenience of shareholders, the Funds offer a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $100), as if the shareholder had written it himself. Upon receipt of the withdrawn funds, a Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Distributor. There is no charge by the Funds for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing sufficiently in advance of the next scheduled withdrawal.

     Systematic Withdrawal Program. As another convenience, the Funds offer a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Funds at any time without charge or penalty.

     A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

HOW THE FUNDS' PER SHARE VALUE IS DETERMINED

     The net asset value of each Fund share is determined once daily as of the close of public trading on the NYSE (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

     Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost as reflecting fair value.
DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. Any dividends from net investment income are declared and paid annually, typically at the end of each Fund's fiscal year (December 31). Any undistributed net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during a Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

     Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of a Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

     Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

     Taxes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund continues to qualify, and as long as a Fund distributes all of its income each year to its shareholders, the Fund will not be subject to any federal income tax or excise taxes based on its net income. Distributions made by a Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains are taxable as long-term capital gains regardless of the length of time the Fund shares have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Funds.

GENERAL INFORMATION

     The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year end of each Fund is December 31.

     Shareholder Rights. Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. A Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Management and Advisory Agreements); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

     Performance Calculation. From time to time, each Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. The Funds' total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against the Funds income. Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     Shareholder Inquiries. Shareholder inquiries should be directed to the Transfer Agent at (800) 385-7003.

Adviser

Sena Weller Rohs Williams, Inc.
300 Main Street
Cincinnati, OH 45202
(513) 621-2875
(800) 877-3344


Distributor

Reynolds DeWitt Securities Company
 a division of Sena Weller Rohs Williams, Inc.
300 Main Street
Cincinnati, OH 45202
(513) 621-2875
(800) 877-3344


Custodian

Star Bank
P.O. Box 1118
Cincinnati, OH 45201-1118


Transfer Agent

American Data Services, Inc.
24 West Carver Street, 2nd Floor
Huntington, NY 11743


Auditors


Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102



Legal Counsel

Heller, Ehrman, White & McAuliffe
333 Bush Street
San Francisco, CA 94104

                        INSIGHTFUL INVESTOR GROWTH FUND

                         175 Great Neck Road, Ste. 307
                              Great Neck, NY 11021
                                 (800) 385-7003

     INSIGHTFUL INVESTOR GROWTH FUND (the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The Fund seeks to achieve its objective by investing principally in common stocks. Insightful Management Corporation (the "Advisor") serves as investment advisor to the Fund.


     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a series of Professionally Managed Portfolios. A Statement of Additional Information dated May 1, 1997, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address or telephone number given above.




TABLE OF CONTENTS


Expense Table                                     2
Financial Highlights                              3
Objective and Investment Approach of the Fund     4
Management of the Fund                            6
How To Invest in the Fund                         7
How To Redeem an Investment in the Fund           9
Services Available to the Fund's Shareholders     10
How the Fund's Per Share Value Is Determined      11
Distributions and Taxes                           11
General Information                               12




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated May 1, 1997


     INSIGHTFUL INVESTOR GROWTH FUND (the "Fund") is a diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares may be purchased at their net asset value per share without a sales charge. The minimum initial investment is $10,000 with subsequent investments of $500 or more ($1,000 and $100, respectively, for retirement plans). The Fund has adopted a plan of distribution under which the Fund will pay the Distributor a fee at an annual rate of up to 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. Shares may be redeemed without a charge at net asset value per share.

     Although the principal of the Advisor is the editor of Invest With The Masters, an investment newsletter, and the Advisor, in managing the Fund's portfolio, may use investment approaches and techniques developed in connection with the newsletter, investors should be aware that the securities held by the Fund, the Fund's operating expenses, policies and restrictions, and its investment results will differ from investment techniques, securities and results that may be discussed in the newsletter. Particular securities and investment performance discussed in the newsletter should not be regarded as indicative of the holdings of or investment results to be obtained from an investment in the Fund.

EXPENSE TABLE

     Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                     None
Maximum Sales Load Imposed on Reinvested Dividends          None
Deferred Sales Load                                         None
Redemption Fees                                             None
Exchange Fee                                                None

Annual Fund Operating Expenses
 (As a percentage of average net assets)
Investment Advisory Fee                                 1.25%
Fee to Administrator                                   *0.20%
12b-1 Fee                                               0.25%
Other expenses (after waiver)                         **0.80%
Total Fund Operating Expenses (after waiver)*         **2.50%

*The Administrator's fee is the greater of 0.20% of average daily net assets annually or $30,000.


**The Advisor has undertaken to limit the Fund's operating expenses to an amount which will not exceed 2.50% annually of average net assets under $30 million. During the fiscal year ended December 31, 1996, operating expenses before the Adviser's limitation amounted to 5.89%.


Example   1 year    3 years   5 years   10 years

           $25      $78       $133      $284

     This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

     The Example shown on the previous page should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period.

     The following information has been audited by Tait, Weller & Baker, independent accountants, whose unqualified report covering the periods indicated below is incorporated by reference herein and appears in the Fund's annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes which are incorporated by reference from the annual report into the Statement of Additional Information. Further information about the Fund's performance is contained in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the cover page of this Prospectus.


                                                            Year                July 28, 1995*
                                                            ended               through
                                                            December 31, 1996   December 31, 1995

Net asset value, beginning of period                        $11.59              $10.00

Income from investment operations:
     Net investment (loss) income                           (.21)               .01
     Net realized and unrealized gain on investments        .83                 1.59
Total from investment operations                            .62                 1.60

Less distributions:
     Dividends from net investment income                   -0-                 (.01)
     Distributions from net capital gains                   (.04)               -0-
Total distributions                                         (.04)               (.01)

Net asset value, end of period                              $12.17              $11.59

Total return                                                5.37%               15.93%++
Ratios/supplemental data:
Net assets, end of period (millions)                        $  2.1              $  2.1
Ratio of expenses to average net assets:
     Before expense reimbursement                           5.89%               8.13%+
     After expense reimbursement                            2.50%               2.50%+
Ratio of net investment (loss) income
  to average net assets:
     Before expense reimbursement                           (5.10)%             (5.31)%+
     After expense reimbursement                            (1.72)%             0.32%+
Portfolio turnover rate                                     192.68%             50.75%
Average commission rate paid per share+++                   $.0373              -



*Commencement of operations.
+Annualized.
++Not Annualized.
+++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

OBJECTIVE AND INVESTMENT APPROACH OF THE FUND


     The investment objective of the Fund is growth of capital. The Fund pursues its objective by investing principally in common stocks, and under normal market conditions at least 65% of the Fund's total assets will be invested in common stocks that the Advisor believes will produce growth of capital. The Fund also may invest in preferred stocks, warrants, convertible debt obligations, and other debt obligations that, in the Advisor's opinion, offer the possibility of capital growth. There is, of course, no assurance that the Fund's objective will be achieved. Because the price of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes, and when shares are redeemed they may be worth more or less than their original cost. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that no more than 10% of its total assets may be invested in the voting securities of any such issuer. Although the Fund is diversified, it will tend to hold stocks of fewer individual companies than many other diversified funds. Therefore the value of the Fund's investments could be more affected by any single adverse occurrence and its share price could thus be more volatile.


     Investment Approach. The Advisor's approach to selecting securities with growth potential begins with its identification and selection of a limited number of top-performing investors and investment managers ("major investors") with long-term track records of superior investment performance whose own investments and recommendations, in the Advisor's judgment, present possibilities for growth. The Advisor gains access to such information through publications disseminated by such major investors, through research and on-line services that track purchases and sales of such investors, and through monitoring of publicly available information about securities transactions of such investors, such as governmental regulatory reports.

     Once the Advisor has identified a group of growth stocks from its analysis of current holdings and recommendations of such major investors, such stocks are further analyzed by the Advisor to determine which of them would be appropriate for purchase by the Fund. In general, the Advisor looks for companies whose sales and earnings have grown by at least 20% per year for the past three years, with strong positive cash flow from operations and strong balance sheets. The overall goal is to select those growth stocks that are viewed as likely to show strong sales and earnings gains over the next two years and are trading at price/earnings ratios below the overall market.

     During those times when stocks cannot be found that meet the Advisor's investment criteria, and for temporary defensive purposes or pending longer-term investment, the Fund may invest any amount of its assets in short-term money market instruments, including securities issued by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") or other such instruments rated in the top two grades by Moody's Investors Services ("Moody's") or Standard & Poor's Corporation ("S&P") or, if unrated, instruments deemed to be of comparable quality by the Advisor.

     Sales of the Fund's portfolio securities by the Advisor may occur where the Advisor believes, either based on its own analysis or jointly with the assessment of one of the major investors the Advisor follows, that the stock appears fully valued or overvalued based on its growth prospects, that the growth prospects of a particular stock have decreased based on a fundamental change in the company's business, or notwithstanding growth prospects, the stock is viewed negatively by the majority of the major investors the Advisor follows.


     Portfolio Turnover. The annual rate of portfolio turnover is not normally expected to exceed 150%. During the fiscal year ended December 31, 1996, higher than anticipated portfolio turnover was due to the Advisor's purchases of a number of securities it believed to be underpriced as a result of increased stock market volatility during the year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs for the Fund and may increase realized capital gains that are taxable to shareholders when distributed. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective and in the future, the Fund may experience similar higher portfolio turnover based on the Adviser's assessment of market conditions.


     Repurchase Agreements. The Fund may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Fund is primarily in short-term securities. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions, and the Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

     Illiquid and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and
(iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Restricted securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and which the Trustees of the Trust have determined to be liquid based on the applicable trading markets.

     Foreign Securities. The Fund may invest up to 25% of its total assets in U.S. dollar-denominated securities of foreign issuers, including American Depositary Receipts with respect to securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. The Fund may also invest without limit in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

     Short Sales. The Fund may engage in short sales of securities. In a short sale, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium which would increase the cost of the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The dollar amount of short sales at any one time (not including short sales against-the-box) may not exceed 25% of the net assets of the Fund.
     The Fund also must deposit in a segregated account an amount of liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss will be increased by any dividends or interest the Fund may be required to pay in connection with the short sale.

     A short sale is "against-the-box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for Federal income tax purposes.

     Options Transactions. The Fund may buy call and put options on individual securities, stock indices, index futures, and write covered call and put options, and engage in related closing transactions. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in the price of the underlying security. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken.

     To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUND


     The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor, Insightful Management Corporation, 175 Great Neck Road, Ste. 307, Great Neck, NY 11021, has been in the investment advisory business since 1994. The Advisor is controlled by Mr. Dan Bruce Levine who is responsible for management of the Fund's portfolio. Mr. Levine is the former owner and publisher and is the editor of Invest With The Masters, an investment newsletter which has utilized investment strategies that the Fund may utilize.


     The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.25%. This fee is higher than that paid by most investment companies.

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees of the Trust, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receive a monthly fee at the following annual rate:

     Average net assets of the Fund     Fee or fee rate

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average net assets
     $50 to $100 million                0.15% of average net assets
     $100 to $150 million               0.10% of average net assets
     Over $150 million                  0.05% of average net assets


     The Fund is responsible for its own operating expenses. The Advisor has undertaken currently to limit the Fund's operating expenses to 2.50% annually of average net assets under $30 million. The Advisor also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.


     The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

HOW TO INVEST IN THE FUND

     The minimum initial investment in the Fund is $10,000. Subsequent investments must be at least $500. Investments in retirement plans may be for an initial minimum of $1,000 and subsequent investments of at least $100. Newcomb & Company (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans.

     Shares of the Fund are offered continuously for purchase at the public offering price next determined after a purchase order is received, which is the net asset value per share. The public offering price is effective for orders received by the Fund or investment dealers prior to the time of the next determination of the Fund's net asset value, and in the case of orders placed with dealers, transmitted promptly to the Transfer Agent. Orders received after the time of the next determination of the Fund's net asset value will be entered at the next calculated public offering price.

     Purchases sent to the Transfer Agent. Investors may purchase shares by sending an Account Application directly to the Transfer Agent, with payment made either by check or wire.

     By Check. For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Insightful Investor Growth Fund," should be sent to Insightful Investor Growth Fund, P.O. Box 856, Cincinnati, OH 45264-0856. Investments sent by overnight delivery services should be sent to Insightful Investor Growth Fund, Star Bank, N.A., 425 Walnut St., Mutual Fund Custody Dept., M.L. 6118, Cincinnati, OH 45202.

     For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and together with a check payable to "Insightful Investor Growth Fund," mailed to the address indicated above. The investor's account number should be written on the check.

     By Wire. For initial investments, before wiring funds, an investor should call the Transfer Agent at (800) 385-7003 between the hours of 9:00 AM and 4:00 PM Eastern time on a day when the New York Stock Exchange ("NYSE") is open for trading to advise that an initial investment will be made by wire and to receive an account number. It is necessary to notify the Fund prior to each wire purchase. Wires sent without notifying the Fund will result in a delay of the effective date of your purchase. The Transfer Agent will request the investor's name and the dollar amount to be invested and provide an order confirmation number. The investor should then complete the Fund's Account Application (included with this Prospectus), including the date and the order confirmation number on the application. The completed Application should be mailed to the address shown at the top of the completed Account Application. The investor's bank should transmit immediately available funds by wire for purchase of shares, in the investor's name to the Fund as follows:

     Star Bank, N.A.
     ABA Routing Number: 0420-0001-3
     for further credit to Insightful Investor Growth Fund
     Account Number [Name of Shareholder]

     For subsequent investments, the investor should first notify the Fund and then the investor's bank should wire funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

     General. Investors will not be permitted to redeem any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

     If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the NYSE (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day. Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUND

     A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

     Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.
Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at
(800) 385-7003 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

     By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these normal identification procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption privileges after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

     General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

     Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $10,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $10,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $10,000 before the Fund takes any action.

     Distribution Agreement. The Distributor is the principal underwriter and distributor of shares of the Fund. The Distributor makes a continuous offering of the Fund's shares and bears the costs and expenses of printing and distributing to selected dealers and prospective investors any copies of any prospectuses, statements of additional information and annual and interim reports of the Fund other than to existing shareholders (after such items have been prepared and set in type by the Fund) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. All or a part of the expenses borne by the Distributor may be reimbursed pursuant to the Distribution and Shareholder Servicing Plan discussed below.


     Distribution and Shareholder Servicing Plan. The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund pays the Advisor as Distribution Coordinator an amount which is accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. Amounts paid under the Plan by the Fund are paid to the Distribution Coordinator to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund's shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. Such fee is paid to the Distribution Coordinator each year only to the extent of such costs and expenses of the Advisor under the Plan actually incurred in that year, up to 0.25% of the average daily net assets of the Fund for that year. In addition, payments to the Distribution Coordinator under the Plan reimburse the Distribution Coordinator for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of the Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance in servicing such shareholders. The service provided by administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquires regarding the Fund, and providing such other services to the Fund as the Advisor may reasonably request.


SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

     Retirement Plans. The minimums for initial investment for retirement plans is $1,000 and $100 for subsequent investments. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.
     Check-A-Matic Plan. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $250), as if the shareholder had written it himself. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

     Systematic Withdrawal Program. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

     A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.


     Exchange Privilege. Shareholders may exchange shares (in amounts of $1,000 or more) of the Fund for shares of RNC Money Market Fund, Inc. ("RNC Fund"), a money market fund not affiliated with the Fund or the Advisor, if such shares are offered in the shareholder's state of residence. Prior to making such exchange, a shareholder should obtain and carefully read the prospectus for the RNC Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Fund or Advisor of an investment in the RNC Fund. For further information, contact the Transfer Agent at 1-800-385-7003.


HOW THE FUND'S PER SHARE VALUE IS DETERMINED

     The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

     Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

DISTRIBUTIONS AND TAXES

     Dividends and Distributions. Any dividends from net investment income are declared and paid at least annually, typically at the end of the Fund's fiscal year (December 31). Any undistributed net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

     Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.
     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

     Taxes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to its shareholders, the Fund will not be subject to any federal income tax or excise taxes based on its net income. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains are taxable as long-term capital gains regardless of the length of time the Fund shares have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investment in the Fund.

GENERAL INFORMATION

     The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on December 31.

     Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Management and Advisory Agreements); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

     Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     Shareholder Inquiries. Shareholder inquiries should be directed to the Transfer Agent at (800) 385-7003.


Advisor
Insightful Management Corporation
175 Great Neck Rd., Ste. 307
Great Neck, NY 11021


Distributor
Newcomb & Company
Six New England Executive Park
Burlington, MA 01803


Custodian
Star Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202


Transfer Agent
American Data Services, Inc.
24 West Carver St.
Huntington, NY 11743
(800) 385-7003


Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102


Legal Counsel
Heller, Ehrman, White & McAuliffe
333 Bush Street
San Francisco, CA 94104



                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1997


                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND
                                    series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                     300 Main St., Cincinnati, OH 45202-4123
                                 (513) 621-2875



This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the Matrix Growth Fund or the Matrix Emerging Growth Fund (the "Funds"). A copy of the prospectus of the Funds dated May 1, 1997 is available by calling the numbers listed above or (212) 633-9700.





                                TABLE OF CONTENTS




The Trust.......................................................................................................B-2
Investment Objective and Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-4
Distributions and Tax Information...............................................................................B-6
Trustees and Executive Officers.................................................................................B-8
The Funds' Investment Advisor..................................................................................B-10
The Funds' Administrator.......................................................................................B-10
The Funds' Distributor.........................................................................................B-11
Execution of Portfolio Transactions............................................................................B-12
Additional Purchase and Redemption Information.................................................................B-13
Determination of Share Price...................................................................................B-14
Performance Information........................................................................................B-15
General Information............................................................................................B-16
Financial Statements...........................................................................................B-17



Matrix  SAI                                           B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Funds.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Matrix Growth Fund is a mutual fund with the investment objective of long-term growth of capital with a secondary objective of conserving principal. The Matrix Emerging Growth Fund is a mutual fund with the investment objective of seeking long-term capital appreciation. The following discussion supplements the discussion of the Funds' investment objectives and policies as set forth in the Prospectus. There can be no assurance the objective of either Fund will be attained.

Repurchase Agreements

         The Funds may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Funds' total assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Funds to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Funds subject to a repurchase agreement as being owned by the Funds or as being collateral for a loan by the Funds to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Funds may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Funds have not perfected a security interest in the U.S. Government security, the Funds may be required to return

Matrix  SAI                                           B-2
the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Funds would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the investment advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


When-Issued Securities

         The Funds may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Funds make the commitment to purchase a security on a when-issued basis, they will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be adversely affected by their purchase of securities on a when-issued basis. The Funds will establish a segregated account with their Custodian in which they will maintain liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.






Matrix  SAI                                           B-3

Options Transactions

         As indicated in the Prospectus, the Adviser may at time purchase index put options with respect to the Matrix Growth Funds' portfolio, principally to protect against declines in the value of the common stocks held in the Funds' portfolio or to attempt to retain unrealized gains in the value of the securities held.

         When the Funds purchase a put, they pay a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. The Funds' option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds' outstanding voting securities as defined in the 1940 Act. The Funds may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value; any

Matrix  SAI                                           B-4
such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no additional investments may be made while any borrowings are in excess of 5% of total assets.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Funds from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may in the future authorize the Funds to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

         5.  Invest  more  than 25% of the  market  value of its  assets  in the securities  of  companies  engaged  in any one  industry.  (Does  not  apply  to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Funds from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

         7. Invest in any issuer for purposes of exercising control or management.

         8. Buy or sell interests in oil, gas, mineral exploration or development programs or leases, or real estate, provided that this restriction does not preclude the investment in marketable securities of issuers engaged in real estate related activities.

         The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:



         9. Invest in securities of other investment companies which would result in the Funds owning more than 3% of the outstanding voting securities of any one such investment company, the Funds owning securities of another investment company having an aggregate value in excess of 5% of the value of the Funds' total assets, or the Funds owning securities of investment companies in the aggregate which would exceed 10% of the value of the Funds' total assets.

         10. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

Matrix  SAI                                           B-5

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise noted.


                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus after the conclusion of the Funds' fiscal year (December 31). Also, the Funds expect to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by the Funds is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Funds intend to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of their assets and timing of distributions. The Funds' policy is to distribute to its shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes. To comply with the requirements, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of their ordinary income for such year,
(ii) at least 98% of the excess of their realized capital gains over their realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Funds designate the amount distributed as a qualifying dividend. The aggregate amount so designated cannot,

Matrix  SAI                                           B-6
however, exceed the aggregate amount of qualifying dividends received by the Funds for their taxable year. In view of the Funds' investment policy, it is expected that dividends from domestic corporations will be part of the Funds' gross income and that, accordingly, part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Funds' gross income attributable to qualifying dividends is largely dependent on that Funds' investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

         A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

         Under the Code, the Funds will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested

Matrix  SAI                                           B-7
in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The Funds will not be subject to tax in the Commonwealth of Massachusetts as long as they qualify as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Funds.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.


                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 47  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer) since 1990.




Matrix  SAI                                           B-8

Dorothy A. Berry, 52 Trustee

40 Maple Lane, Copake, NY 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 56 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 57 Trustee

2 Crown Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 51 Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 39 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, The Wadsworth Group, Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 40 Secretary

479 West 22nd St., New York, New York 10011. Vice President, The Wadsworth Group since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991- 93).

Robert H. Wadsworth*, 57 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.


Matrix  SAI                                           B-9

         Set forth below is the rate of compensation received by the following Trustees from the Funds and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Funds or any other portfolios of the Trust.

Name of Trustee                                       Total Annual Compensation

Dorothy A. Berry                                      $22,000
Wallace L. Cook                                       $17,500
Carl A. Froebel                                       $17,500
Rowley W.P. Redington                                 $17,500

During the fiscal year ended December 31, 1996, trustees fees and expenses of $2,451 were allocated to the Matrix Growth Fund and $3,020 to the Matrix Emerging Growth Fund.


                          THE FUNDS' INVESTMENT ADVISOR


         As stated in the Prospectus, investment advisory services are provided to the Funds by Sena, Weller, Rohs Williams., (the "Advisor"), pursuant to an Investment Advisory Agreement. The Advisor is in the business of furnishing investment advice to institutional and private clients and currently manages approximately $850 million for such clients.


         During the Matrix Emerging Growth Fund's fiscal year ended December 31, 1996 and initial fiscal period ended December 31, 1995, the Advisor waived advisory fees and reimbursed expenses totalling $59,007 and $32,234, respectively, in accordance with its voluntary undertaking to limit the Fund's expenses to 2.00% annually. During the fiscal years ended December 31, 1996 and December 31, 1995, the Matrix Growth Fund incurred advisory fees of $109,054 and $141,358; the Advisor reimbursed expenses of $31,096 and $1,060, respectively, in accordance with its voluntary undertaking to limit the Fund's expenses to 1.75% annually.


         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Funds to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

Matrix  SAI                                           B-10

                            THE FUNDS' ADMINISTRATOR

         The Funds have an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' qualification and/or registration to sell shares in all states where the Funds currently do, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate:

Average net assets                              Fee or Fee rate

under$15million                                 $30,000
$15 million to $50 million                      0.20% of average net assets
$50 million to $100 million                     0.15% of average net assets
$100 million to $150 million                    0.10% of average net assets
Over $150 million                               0.05% of average net assets


         For the fiscal year ended December 31, 1996, the Administrator received fees of $30,082 from the Matrix Emerging Growth Fund and $30,331 from the Matrix Growth Fund. During the Matrix Emerging Growth Fund's initial fiscal period from May 1, 1995 to December 31, 1995, and for the Matrix Growth Fund's fiscal year ended on that date, Southampton Investment Management Company, Inc., a corporation owned by the same individuals, which previously served as the Funds' administrator, received fees of $22,356 from the Matrix Emerging Growth Fund and $36,750 from the Matrix Growth Fund.



                              THE FUND' DISTRIBUTOR

         Reynolds, DeWitt Securities Company, (the "Distributor"), an affiliate of the Advisor, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distribution Agreement between the Funds and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Funds (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose

Matrix  SAI                                           B-11
of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Manager determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Manager, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Manager that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Manager considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Manager, even if the specific services are not directly useful to the Funds and may be useful to the Manager in advising other clients. In negotiating commissions with a broker or

Matrix  SAI                                           B-12
evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds.

         Investment decisions for the Funds are made independently from those of other client accounts or mutual Funds managed or advised by the Manager.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day's transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

         The Funds do not effect securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.


         The Funds do not generally use the Distributor to execute their portfolio transactions. However, during the fiscal year ended December 31, 1996, brokerage commissions received by the Distributor from the Matrix Emerging Growth Fund and Matrix Growth Fund totaled $502 and $20, respectively. For the fiscal year ended December 31, 1996, aggregate brokerage commissions paid by the Matrix Emerging Growth Fund and the Matrix Growth Fund were $3,261 and $5,060, respectively. During the Matrix Growth Fund's initial fiscal period ended December 31, 1995, aggregate brokerage commissions paid by the Fund were $3,539. During the fiscal year ended December 31, 1995, the Matrix Growth Fund's aggregate brokerage commissions were $27,494.







Matrix  SAI                                           B-13

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares.

         Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds' shareholders. At various times, the Funds may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Funds may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Funds.

         The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Funds may make payment partly in securities with a current market value equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Funds have elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Funds' portfolio securities at the time of redemption or repurchase.


Check-A-Matic

         As discussed in the Prospectus, the Funds provide a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Funds. The market value of the Funds' shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


Matrix  SAI                                           B-14

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Funds' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Funds is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Funds outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                             PERFORMANCE INFORMATION

         From time to time, the Funds may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rate of return over the most recent four calendar quarters and the period from the Funds' inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time.

         The Funds' total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.


Matrix  SAI                                           B-15

         Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Funds' average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T  =  average annual total return
          n  =  number of years
          ERV =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized.


         The Matrix Emerging Growth Fund's average annual total return for the twelve months ending March 31, 1997, and for the period from inception on April 4, 1995 through March 31, 1997 were -8.00% and 13.14%, respectively. The Matrix Growth Fund's average annual total returns for the one-year, five-year and ten-year periods ending March 31, 1997 were 4.98%, 10.05% and 8.87%, respectively.



                               GENERAL INFORMATION

         Investors in the Funds will be informed of the Funds' progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Funds. American Data Services, 24 West Carver St., Huntington, NY 11743 and as the Funds' transfer and shareholder service agent. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.


         Tait, Weller & Baker, 121 South Broad Street, Philadelphia, PA 19107, are the independent auditors for the Funds.


         Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104, are legal counsel to the Funds.

Matrix  SAI                                           B-16

         As of April 21, 1997, Saxon & Co., FBO RIW B 1981 Trust, Philadelphia, PA 19182, owned of record 6.75% of the outstanding shares of the Matrix Growth Fund.

         As of April 21, 1997, Saxon & Co., A/C 70-70-090-9804067, Philadelphia,
PA 19182 owned of record the following percentages of the outstanding shares of the Matrix Emerging Growth Fund: Rep #4 Acct., 44.34%; Rep #5 Acct., 7.32%; Rep. # 13 Acct., 6.82%; Rep. #14 Acct., 5.81%.

         The Trustees and Officers of the Trust as a group own less than 1% of each of the Funds outstanding shares.


         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Funds for the fiscal period ended December 31, 1996 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.


Matrix  SAI                                           B-17

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1997


                         INSIGHTFUL INVESTOR GROWTH FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                          175 Great Neck Rd., Ste. 307
                              Great Neck, NY 11021
                                 (800) 385-7003


         This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the Insightful Investor Growth Fund (the "Fund"). A copy of the prospectus of the Fund dated May 1, 1997 is available by calling the number above or (212) 633- 9700.





                                TABLE OF CONTENTS



The Trust.......................................................................................................B-2
Investment Objective and Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-7
Distributions and Tax Information...............................................................................B-9
Trustees and Executive Officers................................................................................B-11
The Fund's Investment Advisor..................................................................................B-13
The Fund's Administrator.......................................................................................B-14
The Fund's Distributor.........................................................................................B-14
Execution of Portfolio Transactions............................................................................B-15
Additional Purchase and Redemption Information.................................................................B-16
Determination of Share Price...................................................................................B-17
Performance Information........................................................................................B-18
General Information............................................................................................B-19
Financial Statements...........................................................................................B-20



Insightful  SAI                                       B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Insightful Investor Growth Fund (the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security

Insightful  SAI                                       B-2
to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the investment manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


When-Issued Securities

         The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.






Insightful  SAI                                       B-3

Foreign Investments

         The Fund many invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Adviser will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.


Options on Securities

         The Fund may engage in certain purchases and sales of options on securities. The Fund may write (i.e., sell) call options ("calls") on equity securities if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns the optioned securities. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call

Insightful  SAI                                       B-4
period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

         The Fund may purchase a call on securities to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

         The Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. When the Fund writes a put, it will maintain at all times during the option period, in a segregated account, cash or U.S. Government securities equal in value to the exercise price of the put.

         The Fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

         The Fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the Fund as written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the Fund. Until the underlying securities are released from escrow, they cannot be sold by the Fund.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.


Insightful  SAI                                       B-5

Futures Contracts

     The Fund has reserved the right to use futures contracts, upon notification to shareholders, although it does not currently intend to do so.

         When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument or precious metal at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities or precious metal prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") or gold. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument or precious metal. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument or precious metal, much as if it had purchased the underlying instrument or precious metal directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument or precious metal had been sold.

         Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument or precious metal unless the contact is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial end variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.


Short Sales

         The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund than is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The

Insightful  SAI                                       B-6
price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.


         No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

         Whenever the Fund engages in short sales, its custodian segregates an amount of liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any amount required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

         In addition, the Fund may make short sales "against the box," i.e. when a security identical to one owned by the Fund is borrowed and sold short. If the Fund enters into a short sale against the box, it is required to segregate to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, in connection with opening, maintaining, and closing short sales against the box.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.


Insightful  SAI                                       B-7

         2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Buy or sell interests in oil, gas or mineral exploration or development programs or related leases or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

         5. Purchase or sell commodities or commodity contracts (except for the purchase and sale of futures contracts as described in this Statement of Additional Information).

         6.  Invest  more  than 25% of the  market  value of its  assets  in the securities  of  companies  engaged  in any one  industry.  (Does  not  apply  to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

         7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

         8. Invest in any issuer for purposes of exercising control or management.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:



         9. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         10. Invest, in the aggregate, more than 10% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.


Insightful  SAI                                       B-8

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or investment in illiquid securities, or as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus after the conclusion of the Fund's fiscal year (December 31). Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of its ordinary income for such year,
(ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot,

Insightful  SAI                                       B-9
however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

         A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

         Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested

Insightful  SAI                                       B-10
in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.


                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 47  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer) since 1990.




Insightful  SAI                                       B-11

Dorothy A. Berry, 52 Trustee

40 Maple Lane, Copake, NY 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 56 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 57 Trustee

2 Crown Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 51 Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 39 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, The Wadsworth Group, Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 40 Secretary

479 West 22nd St., New York, New York 10011. Vice President, The Wadsworth Group since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991- 93).

Robert H. Wadsworth*, 57 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.


Insightful  SAI                                       B-12

         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Name of Trustee                                       Total Annual Compensation

Dorothy A. Berry                                      $22,000
Wallace L. Cook                                       $17,500
Carl A. Froebel                                       $17,500
Rowley W.P. Redington                                 $17,500

For the fiscal year ended December 31, 1996, trustees fees and expenses of $2,758 were allocated to the Fund.



                          THE FUND'S INVESTMENT ADVISOR

         As stated in the Prospectus, investment advisory services are provided to the Fund by Insightful Management Corporation., the Advisor, pursuant to an Investment Advisory Agreement. The Advisor is controlled by Mr. Dan Bruce Levine.


         Under the Investment Advisory Agreement, the Advisor is entitled to a monthly fee at the annual rate of 1.25% of the average daily net assets of the Fund. During the fiscal year ended December 31, 1996 and the fiscal period ended December 31, 1995, the Adviser waived all of its advisory fees ($26,451 and $7,268, respectively) and in addition voluntarily reimbursed $45,196 and $25,509, respectively, of the Fund's operating expenses.


         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.




Insightful  SAI                                       B-13

                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate:

Average net assets                          Fee or fee rate

Under $15 million                           $30,000
$15 to $50 million                          0.20% of average net assets
$50 to $100 million                         0.15% of average net assets
$100 to $150 million                        0.10% of average net assets
Over $150 million                           0.05% of average net assets


For the fiscal year ended December 31, 1996, the Administrator received fees of $30,040. During the period from inception on July 28, 1995 through December 31, 1995, Southampton Investment Management Company, Inc., a corporation owned by the same individuals, which previously served as the Fund's administrator, received fees of $15,061.



                             THE FUND'S DISTRIBUTOR

         Newcomb & Company (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. During the Fund's initial fiscal period from July 28, 1995 through December 31, 1995, its sales were sold at net asset

Insightful  SAI                                       B-14
value plus a sales charge. The Distributor received commissions of $1,155 on sales of the Fund's shares during that period.


         As more fully described in the Prospectus, the Fund has adopted a Distribution and Shareholder Service Plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund pays the Distributor an amount at an annual rate of up to 0.25% of the Fund's average daily net assets for services related to the distribution of the Fund's shares. For the fiscal year ending December 31, 1996 and during the initial fiscal period from July 28, 1995 through December 31, 1995, the Fund incurred distribution expenses in the amounts of $5,290 and $1,444, respectively.



                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.


Insightful  SAI                                       B-15

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


         The Fund does not use the Distributor to execute its portfolio transactions. For the fiscal year ending December 31, 1996 and during the Fund's initial fiscal period from July 28, 1995 through December 31, 1995, brokerage commissions paid by the Fund totaled $35,669 and $6,370, respectively.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.


Insightful  SAI                                       B-16

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Check-A-Matic

         As discussed in the Prospectus, the Fund provides a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange

Insightful  SAI                                       B-17
is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV


Insightful  SAI                                       B-18

         Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T  =  average annual total return
          n  =  number of years
         ERV = ending  redeemable value of the  hypothetical  $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized.


         The Fund's average annual total returns for the twelve months ending March 31, 1997 and for the period since inception on July 28, 1995 through March 31, 1997 were 5.06% and 9.50%, respectively.


                               GENERAL INFORMATION

          Investors in the Fund will be informed of the Fund's progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.


         As of April 21, 1997, Lee Investment Corporation, Tiburon, CA 94920 owned 6.49% of the Fund's outstanding voting securities.

         The Trustees and Officers of the Trust as a group own less than 1% of the Fund's outstanding voting securities.


         Star Bank, 425 Walnut St., Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. American Data Services, Inc., 24 West Carver St., Huntington, NY 11743 acts as the Fund's transfer and shareholder service agent. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

         Tait, Weller & Baker, 121 South Broad Street, Philadelphia, PA 19107, are the independent auditors for the Fund.

         Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104, are legal counsel to the Fund.

         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request,

Insightful  SAI                                       B-19
assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.



                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Fund for the fiscal year ended December 31, 1996 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.



Insightful  SAI                                       B-20

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                        FORM N-1A
                                         PART C

Item 24.  Financial Statements and Exhibits.

          (a) Financial Statements: Financial Statements for the fiscal year ended March 31, 1996: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1996; ) (Avondale Total Return, Hodges, Osterweis, Perkins Opportunity and Women's Equity Mutual Fund Series).

          Financial  Statements  for  the  fiscal  year  ended  June  30,  1996:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended June 30, 1996 (Boston Managed Growth Fund, Leonetti Balanced Fund, U.S. Global Leaders Growth Fund series).

          Financial  Statements  for the  fiscal  year ended  August  31,  1996:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended August 31, 1996 (Academy Value, Lighthouse Growth and Trent Equity Fund Series).

          Financial Statements for the fiscal yer ended December 31, 1996; Incorporated by Reference from the annual reports to shareholders for the fiscal year ended December 31, 1996 (Insightful Investor Growth Fund Series, Matrix Growth Fund Series, Matrix Emerging Growth Fund Series)


         (b)  Exhibits:

                  (1)  Agreement and Declaration of Trust-2

                  (2)  By-Laws--2

                  (3)  Voting Trust Agreement -- Not applicable

                  (4)  Specimen Share Certificate-3

                  (5)  Form of Investment Advisory Agreement-1

                  (6)  Form of Distribution Agreement-1

                  (7)  Benefit Plan -- Not applicable

                  (8)  Form of Custodian and Transfer Agent
                       Agreements-6


                  (9)  Form of Administration Agreement


                  (10) Consent and Opinion of Counsel as to legality of
                       shares-3

                  (11)  Consent of Accountants

                  (12) All Financial Statements omitted from Item 23 -- Not applicable

                  (13) Letter of Understanding relating to initial capital-3

                  (14)  Model Retirement Plan Documents - Not applicable

                  (15)  Form of Plan pursuant to Rule 12b-1 -1

                  (16)  Schedule for Computation of Performance
                        Quotations-5


1 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

3  Incorporated  by  reference  from  Pre-Effective   Amendment  No.  1  to  the
Registration Statement on Form N-1A, filed on April 13, 1987.

4  Incorporated  by  reference  to   Post-effective   Amendment  No.  5  to  the
Registration Statement on Form N-1A, filed on May 2, 1991.

5  Incorporated  by  reference  to   Post-Effective   Amendment  No.  7  to  the
Registration Statement on Form N-1A filed on June 17, 1992.

6  To be filed by amendment.

Item 25. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.


                                                  Number of Record
                                                  Holders as of
               Title of Class                     April 18, 1997

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         140
          Avondale Total Return Fund                 152
          Boston Managed Growth Fund                 176
          Hodges Fund                                951
          Osterweis Fund                             125
          Perkins Opportunity Fund                 7,848
          ProConscience Womens Equity Fund           496
          Trent Equity Fund                          128
          Matrix Growth Fund                         423
          Matrix Emerging Growth Fund                 61
          Insightful Investor Growth Fund            100
          Leonetti Balanced Fund                     317
          Lighthouse Growth Fund                     355
          U.S.Global Leaders Growth Fund              71
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                         62
          Pzena Focused Value Fund                   108
          Titan Financial Services Fund              256



Item 27.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Insightful Management Company      File No. 801-46565
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund, the Matrix Emerging Growth Fund and the Insightful Investor Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:


            Advisors Series Trust
            Guinness Flight Investment Funds, Inc.
            Hotchkis and Wiley Funds
            Jurika & Voyles Fund Group
            Kayne Anderson Mutual Funds
            Masters' Select Investment Trust
            O'Shaughnessy Funds, Inc.
            PIC Investment Trust
            Rainier Investment Management Mutual Funds
            RNC Mutual Fund Group, Inc.
            UBS Private Investor Funds


     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund. Newcomb & Company, 6 New England Executive Park, Ste. 400, Burlington, MA 01803 acts as Distributor for the Insightful Investor Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2025 E. Financial Way, Ste. 101, Glendora, CA 91741.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of each Fund's latest annual report to shareholders, upon request and without charge.

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on April 25, 1997.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ Steven J. Paggioli            Trustee       April 25, 1997
Steven J. Paggioli

/S/ Eric M. Banhazl               Principal     April 25, 1997
Eric M. Banhazl                   Financial
                                  Officer

Dorothy A. Berry                  Trustee       April 25, 1997
*Dorothy A. Berry

Wallace L. Cook                   Trustee       April 25, 1997
*Wallace L. Cook

Carl A. Froebel                   Trustee       April 25, 1997
*Carl A. Froebel

Rowley W. P. Redington            Trustee       April 25, 1997
*Rowley W. P. Redington


* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995